Operating Expenses - Schedule of operating expenses and foreign exchange differences included in the consolidated statement of profit or loss and other comprehensive income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating expenses
Marketing and brand promotional expenses	$ 5,696,606	$ 12,903,989	$ 11,864,097
Premises costs and office utilities
Premises costs	14,244,127	11,965,344	9,465,094
Office utilities	6,601,790	9,152,802	6,117,640
Premises costs and office utilities	20,845,917	21,118,146	15,582,734
Traveling and business development expenses	5,636,354	19,362,587	10,860,318
Commissions and bank charges	1,957,433	2,307,050	5,197,984
Office and maintenance expenses	175,348	1,430,834	1,603,484
Administrative service fee (Note 26(a)(iii))	24,330,000	12,000,000
Legal and professional fees
Auditor's remuneration	12,068,575	11,402,267	789,000
Other legal and professional fees	12,434,767	11,776,501	1,650,070
Professional indemnity expense	11,811,165
Legal and professional fees	36,314,507	23,178,768	2,439,070
Staff welfare and staff recruitment expenses	1,223,673	2,471,705	3,659,523
Staff welfare and staff recruitment expenses
Depreciation	30,374	113,919	334,841
Foreign exchange differences, net	3,222,789	12,596,647	382,757
Other expenses	4,290,210	7,213,210	657,299
Other expenses, by nature	7,543,373	19,923,776	1,374,897
Operating expenses	$ 103,723,211	$ 114,696,855	$ 52,582,107